Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft
Auditor Location	Cologne, Germany
Auditor [Table]
Auditor Firm ID	1251
Auditor Name	EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) amends the Annual Report on Form 20-F for the year ended December 31, 2025 of BioNTech SE (the “Company”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 10, 2026 (the “Original Filing”). This Amendment is being filed solely to correct a typographical error in the Original Filing in which an incorrect date of the opinions of EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft (PCAOB ID: 1251) was inadvertently included on pages F-7 and F-9. The updated opinions are included in this Amendment with the date corrected from March 10, 2025 to March 10, 2026. The Exhibit 15.1 that was filed with the Original Filing is not affected by this update.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment No. 1 also includes, as Exhibits 12.1 and 12.2, the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, and, as Exhibits 13.1 and 13.2, the certifications of the Chief Executive Officer and the Chief Financial Officer of the Company pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Except as described above, and to update the most recent practicable share count on the cover page of this Amendment, no changes have been made to the Original Filing, and this Amendment does not modify, amend or update the financial or other information contained in the Original Filing. This Amendment does not reflect any events that have occurred on or after the Original Filing date.